Income Tax Benefit/(Expense) - Summary of Deferred Tax Assets Not Brought to Account (Details) - USD ($) $ in Millions	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Unused tax losses
Potential tax benefit at local tax rates	$ 111,283	$ 77,738	$ 55,573
Other temporary differences
Potential tax benefit at local tax rates	11,046	7,424	6,782
Other tax credits
Potential tax benefit at local tax rates	3,220	3,220	3,220
Deferred tax assets not brought to account	$ 125,549	$ 88,382	$ 65,575